Offerings - Offering: 1	Oct. 31, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	424,891
Proposed Maximum Offering Price per Unit | $ / shares	2.74
Maximum Aggregate Offering Price	$ 1,164,201.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 160.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), of SHF Holdings, Inc. (the “Company”) that may be offered or issued pursuant to the Amendment to the SHF Holdings, Inc. Amended and Restated – 2022 Equity Incentive Plan (as amended and/or restated from time to time, the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction.Estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Company’s Common Stock on The Nasdaq Stock Market on October 30, 2025, which was $2.74.Represents additional shares of Common Stock authorized for issuance under the Plan.